Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Parent Company	$ 48	$ 73
Loan from Parent Company	$ 378	$ 500